Credit Risk - Summary of Credit Performance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Customer loans	£ 207,498	£ 201,619
Exposure	316,322	310,948
Loss allowances	785	751
Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Exposure	274,715	269,221
Loss allowances	785	751
Loans to Customers [member]
Disclosure of credit risk exposure [line items]
Customer loans	205,300	199,900
Gross write-offs	249		£ 534
Loss allowances	£ 863	£ 807
Loans to Customers [member] | Stage three [member]
Disclosure of credit risk exposure [line items]
Exposure ratio	1.15%	1.29%
Loans to Customers [member] | Stage three [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Exposure	£ 2,289	£ 2,491
Loans to Customers [member] | Stage three [member] | Undrawn Exposures [Member]
Disclosure of credit risk exposure [line items]
Exposure	80	81
Retail banking [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Exposure	180,398	172,747
Loss allowances	564	568
Retail banking [member] | Loans to Customers [member]
Disclosure of credit risk exposure [line items]
Customer loans	180,400	172,800
Gross write-offs	206		182
Loss allowances	£ 591	£ 594
Retail banking [member] | Loans to Customers [member] | Stage three [member]
Disclosure of credit risk exposure [line items]
Exposure ratio	1.09%	1.30%
Retail banking [member] | Loans to Customers [member] | Stage three [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Exposure	£ 1,936	£ 2,211
Retail banking [member] | Loans to Customers [member] | Stage three [member] | Undrawn Exposures [Member]
Disclosure of credit risk exposure [line items]
Exposure	38	43
Corporate and commercial banking [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Exposure	16,297	17,702
Loss allowances	195	168
Corporate and commercial banking [member] | Loans to Customers [member]
Disclosure of credit risk exposure [line items]
Customer loans	16,300	17,700
Gross write-offs	41		97
Loss allowances	£ 210	£ 182
Corporate and commercial banking [member] | Loans to Customers [member] | Stage three [member]
Disclosure of credit risk exposure [line items]
Exposure ratio	2.22%	1.56%
Corporate and commercial banking [member] | Loans to Customers [member] | Stage three [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Exposure	£ 335	£ 264
Corporate and commercial banking [member] | Loans to Customers [member] | Stage three [member] | Undrawn Exposures [Member]
Disclosure of credit risk exposure [line items]
Exposure	27	12
Corporate and investment banking [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Exposure	4,114	4,613
Loss allowances	14	2
Corporate and investment banking [member] | Loans to Customers [member]
Disclosure of credit risk exposure [line items]
Customer loans	4,100	4,600
Gross write-offs	0	252
Loss allowances	£ 50	£ 18
Corporate and investment banking [member] | Loans to Customers [member] | Stage three [member]
Disclosure of credit risk exposure [line items]
Exposure ratio	0.00%	0.56%
Corporate and investment banking [member] | Loans to Customers [member] | Stage three [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Exposure	£ 0
Corporate and investment banking [member] | Loans to Customers [member] | Stage three [member] | Undrawn Exposures [Member]
Disclosure of credit risk exposure [line items]
Exposure	15	£ 26
Corporate centre [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Exposure	73,906	74,159
Loss allowances	12	13
Corporate centre [member] | Loans to Customers [member]
Disclosure of credit risk exposure [line items]
Customer loans	4,500	4,800
Gross write-offs	2		3
Loss allowances	£ 12	£ 13
Corporate centre [member] | Loans to Customers [member] | Stage three [member]
Disclosure of credit risk exposure [line items]
Exposure ratio	0.40%	0.33%
Corporate centre [member] | Loans to Customers [member] | Stage three [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Exposure	£ 18	£ 16
Corporate centre [member] | Loans to Customers [member] | Stage three [member] | Undrawn Exposures [Member]
Disclosure of credit risk exposure [line items]
Exposure	0
Business Banking [member] | Loans to Customers [member]
Disclosure of credit risk exposure [line items]
Customer loans	1,800	1,800
Gross write-offs	24	15
Loss allowances	£ 52	£ 53
Business Banking [member] | Loans to Customers [member] | Stage three [member]
Disclosure of credit risk exposure [line items]
Exposure ratio	4.28%	4.99%
Business Banking [member] | Loans to Customers [member] | Stage three [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Exposure	£ 78	£ 89
Business Banking [member] | Loans to Customers [member] | Stage three [member] | Undrawn Exposures [Member]
Disclosure of credit risk exposure [line items]
Exposure	1
Consumer (auto) finance [member] | Loans to Customers [member]
Disclosure of credit risk exposure [line items]
Customer loans	7,700	7,300
Gross write-offs	34	24
Loss allowances	£ 88	£ 85
Consumer (auto) finance [member] | Loans to Customers [member] | Stage three [member]
Disclosure of credit risk exposure [line items]
Exposure ratio	0.55%	0.58%
Consumer (auto) finance [member] | Loans to Customers [member] | Stage three [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Exposure	£ 42	£ 43
Consumer (auto) finance [member] | Loans to Customers [member] | Stage three [member] | Undrawn Exposures [Member]
Disclosure of credit risk exposure [line items]
Exposure	0
Other unsecured lending [member] | Loans to Customers [member]
Disclosure of credit risk exposure [line items]
Customer loans	5,500	5,700
Gross write-offs	134	125
Loss allowances	£ 233	£ 219
Other unsecured lending [member] | Loans to Customers [member] | Stage three [member]
Disclosure of credit risk exposure [line items]
Exposure ratio	2.15%	2.17%
Other unsecured lending [member] | Loans to Customers [member] | Stage three [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Exposure	£ 94	£ 97
Other unsecured lending [member] | Loans to Customers [member] | Stage three [member] | Undrawn Exposures [Member]
Disclosure of credit risk exposure [line items]
Exposure	25	26
Mortgages [member] | Loans to Customers [member]
Disclosure of credit risk exposure [line items]
Customer loans	165,400	158,000
Gross write-offs	14		£ 18
Loss allowances	£ 218	£ 237
Mortgages [member] | Loans to Customers [member] | Stage three [member]
Disclosure of credit risk exposure [line items]
Exposure ratio	1.05%	1.27%
Mortgages [member] | Loans to Customers [member] | Stage three [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Exposure	£ 1,722	£ 1,982
Mortgages [member] | Loans to Customers [member] | Stage three [member] | Undrawn Exposures [Member]
Disclosure of credit risk exposure [line items]
Exposure	12	17
Corporate loans [member] | Loans to Customers [member]
Disclosure of credit risk exposure [line items]
Customer loans	22,300	24,100
Gross write-offs	65	364
Loss allowances	£ 311	£ 253
Corporate loans [member] | Loans to Customers [member] | Stage three [member]
Disclosure of credit risk exposure [line items]
Exposure ratio	2.04%	1.62%
Corporate loans [member] | Loans to Customers [member] | Stage three [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Exposure	£ 413	£ 353
Corporate loans [member] | Loans to Customers [member] | Stage three [member] | Undrawn Exposures [Member]
Disclosure of credit risk exposure [line items]
Exposure	£ 43	£ 38